Portfolio of Investments – as of September 30, 2023 (Unaudited)
Loomis Sayles Investment Grade Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 73.6% of Net Assets

Non-Convertible Bonds — 72.1%
	ABS Car Loan — 3.6%
$3,200,000	American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.460%, 3/13/2028(a)	$3,032,666
1,785,000	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029(a)	1,798,369
13,370,000	American Credit Acceptance Receivables Trust, Series 2023-2, Class C, 5.960%, 8/13/2029(a)	13,167,229
4,795,000	American Credit Acceptance Receivables Trust, Series 2023-3, Class D, 6.820%, 10/12/2029(a)	4,790,277
12,340,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class D, 2.990%, 6/18/2025	12,225,563
1,395,000	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class D, 2.130%, 3/18/2026	1,337,491
11,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class D, 3.040%, 3/20/2025(a)	10,791,924
8,910,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027(a)	8,130,781
7,500,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class D, 4.080%, 2/20/2028(a)	6,301,628
7,985,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class C, 7.240%, 6/20/2029(a)	7,927,788
2,810,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030(a)	2,792,539
4,625,000	CarMax Auto Owner Trust, Series 2020-1, Class D, 2.640%, 7/15/2026	4,551,301
2,550,000	CarMax Auto Owner Trust, Series 2021-3, Class D, 1.500%, 1/18/2028	2,297,510
1,100,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	996,877
11,965,000	CarMax Auto Owner Trust, Series 2023-1, Class D, 6.270%, 11/15/2029	11,846,654
1,540,000	CarMax Auto Owner Trust, Series 2023-2, Class D, 6.550%, 10/15/2029	1,521,663
1,595,000	Carvana Auto Receivables Trust, Series 2023-N1, Class D, 6.690%, 7/10/2029(a)	1,559,256
2,525,000	Credit Acceptance Auto Loan Trust, Series 2020-2A, Class C, 2.730%, 11/15/2029(a)	2,521,053
275,000	Credit Acceptance Auto Loan Trust, Series 2020-3A, Class C, 2.280%, 2/15/2030(a)	270,234
2,970,000	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class C, 7.710%, 7/15/2033(a)	2,978,832
4,835,000	Credit Acceptance Auto Loan Trust, Series 2023-2A, Class C, 7.150%, 9/15/2033(a)	4,749,904
2,035,000	Credit Acceptance Auto Loan Trust, Series 2023-3A, Class C, 7.620%, 12/15/2033(a)	2,032,175
818,373	DT Auto Owner Trust, Series 2019-3A, Class D, 2.960%, 4/15/2025(a)	815,701
10,500,000	DT Auto Owner Trust, Series 2022-1A, Class D, 3.400%, 12/15/2027(a)	10,008,873
9,695,000	DT Auto Owner Trust, Series 2023-1A, Class D, 6.440%, 11/15/2028(a)	9,561,450
10,700,000	DT Auto Owner Trust, Series 2023-2A, Class D, 6.620%, 2/15/2029(a)	10,593,632
7,695,000	DT Auto Owner Trust, Series 2023-3A, Class D, 7.120%, 5/15/2029(a)	7,746,457
7,410,000	Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.080%, 11/16/2026	7,089,466
2,685,000	Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.560%, 7/17/2028	2,558,211
Principal Amount	Description	Value (†)

	ABS Car Loan — continued
$4,130,000	Exeter Automobile Receivables Trust, Series 2022-3A, Class D, 6.760%, 9/15/2028	$4,106,306
2,575,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.320%, 5/15/2028	2,557,860
2,675,000	Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.690%, 6/15/2029	2,659,410
6,035,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.320%, 8/15/2029	5,896,292
3,100,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.680%, 4/16/2029	3,084,010
2,660,000	First Investors Auto Owner Trust, Series 2022-1A, Class D, 3.790%, 6/15/2028(a)	2,482,439
1,910,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028(a)	1,948,616
4,256,700	Flagship Credit Auto Trust, Series 2019-3, Class D, 2.860%, 12/15/2025(a)	4,183,625
2,520,000	Flagship Credit Auto Trust, Series 2023-1, Class D, 6.460%, 5/15/2029(a)	2,484,904
11,331,000	Flagship Credit Auto Trust, Series 2023-2, Class D, 6.620%, 5/15/2029(a)	11,215,030
1,800,000	Flagship Credit Auto Trust, Series 2023-3, Class D, 6.580%, 8/15/2029(a)	1,784,612
4,225,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	4,205,814
4,325,424	Ford Credit Auto Owner Trust, Series 2020-C, Class A3, 0.410%, 7/15/2025	4,258,076
9,555,326	Ford Credit Auto Owner Trust, Series 2021-A, Class A3, 0.300%, 8/15/2025	9,367,218
245,350	GLS Auto Receivables Issuer Trust, Series 2019-2A, Class C, 3.540%, 2/18/2025(a)	245,110
4,580,000	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D, 6.310%, 3/15/2029(a)	4,508,978
3,550,000	GLS Auto Receivables Issuer Trust, Series 2023-3A, Class D, 6.440%, 5/15/2029(a)	3,508,234
3,153,764	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class A3, 0.350%, 10/16/2025	3,088,429
11,306,994	GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class A3, 0.510%, 4/16/2026	10,983,147
11,298,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026(a)	10,570,604
8,396,000	Hertz Vehicle Financing III LLC, Series 2022-3A, Class D, 6.310%, 3/25/2025(a)	8,328,521
3,850,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class D2, 9.130%, 6/25/2027(a)	3,800,343
5,080,000	Hertz Vehicle Financing III LLC, Series 2023-3A, Class D, 9.430%, 2/25/2028(a)	5,073,340
12,845,000	Hertz Vehicle Financing LLC, Series 2022-2A, Class D, 5.160%, 6/26/2028(a)	11,096,420
6,675,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	6,372,876
4,521,310	Honda Auto Receivables Owner Trust, Series 2021-1, Class A3, 0.270%, 4/21/2025	4,440,821
501,178	JPMorgan Chase Bank N.A, Series 2021-1, Class D, 1.174%, 9/25/2028(a)	488,686
5,370,000	LAD Auto Receivables Trust, Series 2023-3A, Class C, 6.430%, 12/15/2028(a)	5,334,268
1,555,000	OneMain Direct Auto Receivables Trust, Series 2023-1A, Class D, 7.070%, 2/14/2033(a)	1,525,583
4,350,000	Prestige Auto Receivables Trust, Series 2020-1A, Class E, 3.670%, 2/15/2028(a)	4,196,941

Principal Amount	Description	Value (†)

	ABS Car Loan — continued
$4,970,000	Prestige Auto Receivables Trust, Series 2023-1A, Class D, 6.330%, 4/16/2029(a)	$4,862,249
2,730,000	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class C, 5.970%, 2/20/2031(a)	2,688,799
3,055,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.790%, 11/15/2028(a)	3,032,134
7,350,000	Westlake Automobile Receivables Trust, Series 2023-2A, Class D, 7.010%, 11/15/2028(a)	7,384,633
8,400,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class D, 6.470%, 3/15/2029(a)	8,307,524
		326,067,356
	ABS Credit Card — 0.1%
8,286,000	Mission Lane Credit Card Master Trust, 7.690%, 11/15/2028(a)	8,284,817
4,007,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.230%, 7/17/2028(a)	3,975,689
		12,260,506
	ABS Home Equity — 3.8%
15,451,000	American Homes 4 Rent Trust, Series 2015-SFR1, Class E, 5.639%, 4/17/2052(a)	15,184,636
16,765,000	CAFL Issuer LLC, Series 2021-RTL1, Class A1, 2.239%, 3/28/2029(a)(b)	15,494,877
2,805,340	Citigroup Mortgage Loan Trust, Inc., Series 2019-RP1, Class A1, 3.500%, 1/25/2066(a)(b)	2,628,372
21,049,588	COLT Mortgage Loan Trust, Series 2021-6, Class A1, 1.907%, 12/25/2066(a)(b)	17,815,916
2,434,000	CoreVest American Finance Ltd., Series 2019-1, Class D, 4.818%, 3/15/2052(a)	2,225,409
2,778,885	CoreVest American Finance Ltd., Series 2019-3, Class A, 2.705%, 10/15/2052(a)	2,643,804
2,929,000	CoreVest American Finance Ltd., Series 2019-3, Class B, 3.163%, 10/15/2052(a)	2,471,811
1,259,000	CoreVest American Finance Ltd., Series 2020-2, Class C, 4.750%, 5/15/2052(a)(b)	1,145,373
1,870,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	1,476,339
2,797,219	Credit Suisse Mortgage Trust, Series 2020-RPL3, Class A1, 2.691%, 3/25/2060(a)(b)	2,607,375
4,607,213	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 1.668%, 9/27/2060(a)(b)	4,240,801
5,425,724	Federal Home Loan Mortgage Corp., Series 2022-DNA3, Class M1A, REMIC, 30 day USD SOFR Average + 2.000%, 7.315%, 4/25/2042(a)(c)	5,464,426
5,114,689	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2023-DNA2, Class M1A, 30 day USD SOFR Average + 2.100%, 7.415%, 4/25/2043(a)(c)	5,162,615
3,606,871	Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R06, Class 1M1, 30 day USD SOFR Average + 2.750%, 8.065%, 5/25/2042(a)(c)	3,697,183
8,873,369	Federal National Mortgage Association Connecticut Avenue Securities, Series 2023-R02, Class 1M1, 30 day USD SOFR Average + 2.300%, 7.615%, 1/25/2043(a)(c)	8,989,876
3,083,000	FirstKey Homes Trust, Series 2020-SFR1, Class D, 2.241%, 8/17/2037(a)	2,821,009
1,515,000	FirstKey Homes Trust, Series 2020-SFR1, Class E, 2.791%, 8/17/2037(a)	1,392,137
13,696,000	FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.968%, 10/19/2037(a)	12,438,446
Principal Amount	Description	Value (†)

	ABS Home Equity — continued
$6,000,000	FirstKey Homes Trust, Series 2021-SFR2, Class B, 1.607%, 9/17/2038(a)	$5,216,564
10,000,000	FirstKey Homes Trust, Series 2021-SFR3, Class B, 2.435%, 12/17/2038(a)	8,847,726
9,710,000	FirstKey Homes Trust, Series 2022-SFR2, Class D, 4.500%, 7/17/2039(a)	8,771,407
3,414,755	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068(a)(b)	3,178,437
6,942,710	GITSIT Mortgage Loan Trust, Series 2023-NPL1, Class A1, 8.353%, 5/25/2053(a)(b)	6,913,627
2,309,831	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/2039(a)	2,012,737
2,426,730	Home Partners of America Trust, Series 2019-2, Class D, 3.121%, 10/19/2039(a)	2,095,355
982,087	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	758,442
10,348,489	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	8,899,601
5,164,618	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	4,436,444
7,451,032	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 6.250%, 11/25/2059(a)(b)	7,381,657
5,056,126	Legacy Mortgage Asset Trust, Series 2020-GS1, Class A1, 5.882%, 10/25/2059(a)(b)	5,025,860
1,370,521	Legacy Mortgage Asset Trust, Series 2020-GS5, Class A1, 6.250%, 6/25/2060(a)(b)	1,355,424
1,933,679	Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, 1.650%, 11/25/2060(a)(b)	1,750,382
1,467,786	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.750%, 5/25/2058(a)(b)	1,367,724
2,040,535	Mill City Mortgage Loan Trust, Series 2019-1, Class A1, 3.250%, 10/25/2069(a)(b)	1,920,332
2,744,944	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.500%, 10/25/2069(a)(b)	2,398,854
4,346,743	Mill City Mortgage Loan Trust, Series 2019-GS1, Class A1, 2.750%, 7/25/2059(a)(b)	4,069,830
5,714,078	OBX Trust, Series 2021-NQM3, Class A1, 1.054%, 7/25/2061(a)(b)	4,255,358
3,860,000	Progress Residential Trust, Series 2019-SFR4, Class D, 3.136%, 10/17/2036(a)	3,721,276
155,000	Progress Residential Trust, Series 2020-SFR2, Class C, 3.077%, 6/17/2037(a)	146,364
295,000	Progress Residential Trust, Series 2020-SFR3, Class B, 1.495%, 10/17/2027(a)	268,112
1,770,000	Progress Residential Trust, Series 2020-SFR3, Class D, 1.896%, 10/17/2027(a)	1,611,005
1,818,000	Progress Residential Trust, Series 2020-SFR3, Class E, 2.296%, 10/17/2027(a)	1,647,373
5,780,000	Progress Residential Trust, Series 2021-SFR2, Class E1, 2.547%, 4/19/2038(a)	5,074,934
2,420,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026(a)	2,111,558
2,015,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026(a)	1,754,470
3,575,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038(a)	3,091,131
1,795,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038(a)	1,550,422
1,400,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040(a)	1,114,516
960,000	Progress Residential Trust, Series 2021-SFR9, Class E2, 3.010%, 11/17/2040(a)	760,441

Principal Amount	Description	Value (†)

	ABS Home Equity — continued
$1,260,000	Progress Residential Trust, Series 2023-SFR1, Class C, 4.650%, 3/17/2040(a)	$1,154,843
1,935,000	Progress Residential Trust, Series 2023-SFR1, Class D, 4.650%, 3/17/2040(a)	1,739,378
1,285,000	Progress Residential Trust, Series 2023-SFR2, Class B, 4.500%, 10/17/2028(a)	1,179,052
3,795,823	PRPM LLC, Series 2020-4, Class A1, 2.951%, 10/25/2025(a)(b)	3,713,172
5,732,537	PRPM LLC, Series 2021-1, Class A1, 2.115%, 1/25/2026(a)(b)	5,399,075
5,064,277	PRPM LLC, Series 2021-10, Class A1, 2.487%, 10/25/2026(a)(b)	4,696,805
194,288	PRPM LLC, Series 2021-2, Class A1, 2.115%, 3/25/2026(a)(b)	186,349
5,258,766	PRPM LLC, Series 2021-8, Class A1, 1.743%, 9/25/2026(a)(b)	4,822,047
16,258,564	PRPM LLC, Series 2022-5, Class A1, 6.900%, 9/27/2027(a)(b)	16,139,465
366,943	Sequoia Mortgage Trust, Series 2017-CH2, Class A1, 4.000%, 12/25/2047(a)(b)	328,119
4,930,000	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057(a)(b)	3,895,826
1,775,000	Towd Point Mortgage Trust, Series 2018-4, Class A2, 3.000%, 6/25/2058(a)(b)	1,358,803
1,943,340	Towd Point Mortgage Trust, Series 2018-5, Class M1, 3.250%, 7/25/2058(a)(b)	1,456,513
17,610,000	Towd Point Mortgage Trust, Series 2019-2, Class M1, 3.750%, 12/25/2058(a)(b)	14,097,752
4,582,033	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059(a)(b)	4,198,393
3,325,000	Towd Point Mortgage Trust, Series 2020-1, Class A2B, 3.250%, 1/25/2060(a)(b)	2,748,166
1,505,000	Tricon American Homes, Series 2020-SFR1, Class B, 2.049%, 7/17/2038(a)	1,342,601
3,950,000	Tricon American Homes, Series 2020-SFR1, Class D, 2.548%, 7/17/2038(a)	3,541,762
2,575,000	Tricon American Homes Trust, Series 2019-SFR1, Class D, 3.198%, 3/17/2038(a)	2,381,490
730,513	VCAT LLC, Series 2021-NPL1, Class A1, 2.289%, 12/26/2050(a)(b)	706,845
6,529,733	VCAT LLC, Series 2021-NPL5, Class A1, 1.868%, 8/25/2051(a)(b)	6,151,507
17,010,279	VCAT LLC, Series 2021-NPL6, Class A1, 1.917%, 9/25/2051(a)(b)	15,641,066
13,390,505	Verus Securitization Trust, Series 2021-7, Class A1, 1.829%, 10/25/2066(a)(b)	11,155,880
1,978,614	VOLT XCII LLC, Series 2021-NPL1, Class A1, 1.893%, 2/27/2051(a)(b)	1,859,821
7,470,725	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 1.893%, 2/27/2051(a)(b)	6,940,431
7,967,682	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 2.240%, 2/27/2051(a)(b)	7,507,527
3,195,046	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 2.116%, 3/27/2051(a)(b)	3,023,455
6,733,734	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 2.240%, 4/25/2051(a)(b)	6,271,688
		345,045,599
	ABS Other — 2.6%
2,512,471	AASET LLC, Series 2022-1A, Class A, 6.000%, 5/16/2047(a)	2,405,279
5,236,066	AASET Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041(a)	4,607,843
Principal Amount	Description	Value (†)

	ABS Other — continued
$234,431	ACHV ABS Trust, Series 2023-1PL, Class A, 6.420%, 3/18/2030(a)	$234,484
4,319,000	ACHV ABS Trust, Series 2023-1PL, Class D, 8.470%, 3/18/2030(a)	4,353,129
4,605,000	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.610%, 1/18/2028(a)	4,575,179
8,060,000	Affirm Asset Securitization Trust, Series 2023-B, Class A, 6.820%, 9/15/2028(a)	8,049,538
11,270,000	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035(a)	10,159,149
2,818,221	Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036(a)	2,562,985
6,518,750	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045(a)	5,674,120
880,000	Chesapeake Funding II LLC, Series 2023-1A, Class D, 6.690%, 5/15/2035(a)	864,611
5,728,975	CLI Funding VI LLC, Series 2020-3A, Class A, 2.070%, 10/18/2045(a)	4,972,735
3,348,613	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046(a)	2,859,654
9,047,473	CLI Funding VIII LLC, Series 2023-1A, Class A, 6.310%, 6/18/2048(a)	8,953,307
7,535,000	Foundation Finance Trust, Series 2023-2A, Class A, 6.530%, 6/15/2049(a)	7,547,041
2,375,000	Foundation Finance Trust, Series 2023-2A, Class B, 6.970%, 6/15/2049(a)	2,374,359
51,030,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	48,759,675
4,990,350	Hardee's Funding LLC, Series 2018-1A, Class A2II, 4.959%, 6/20/2048(a)	4,702,467
940,068	Hilton Grand Vacations Trust, Series 2023-1A, Class C, 6.940%, 1/25/2038(a)	938,113
3,105,240	Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038(a)	2,658,980
2,240,585	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039(a)	1,932,150
7,401,936	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425%, 11/15/2039(a)	5,844,420
3,135,000	HPEFS Equipment Trust, Series 2022-1A, Class D, 2.400%, 11/20/2029(a)	2,929,467
2,395,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.970%, 7/21/2031(a)	2,401,232
4,992,067	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038(a)	4,315,492
7,875,709	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046(a)	6,808,369
6,544,595	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043(a)	5,888,774
1,625,156	MAPS Ltd., Series 2019-1A, Class A, 4.458%, 3/15/2044(a)	1,435,062
5,832,310	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	4,998,448
5,024,000	Marlette Funding Trust, Series 2023-2A, Class B, 6.540%, 6/15/2033(a)	5,005,393
1,122,517	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032(a)(b)	978,206
332,687	MVW LLC, Series 2020-1A, Class C, 4.210%, 10/20/2037(a)	314,393
211,251	MVW Owner Trust, Series 2019-1A, Class C, 3.330%, 11/20/2036(a)	199,138
11,938,006	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046(a)(b)	10,359,205

Principal Amount	Description	Value (†)

	ABS Other — continued
$4,675,000	OneMain Financial Issuance Trust, Series 2020-1A, Class B, 4.830%, 5/14/2032(a)	$4,645,823
8,040,000	OneMain Financial Issuance Trust, Series 2022-S1, Class D, 5.200%, 5/14/2035(a)	7,256,381
530,000	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.930%, 9/20/2030(a)	478,054
2,555,000	SCF Equipment Leasing LLC, Series 2022-1A, Class D, 3.790%, 11/20/2031(a)	2,272,948
3,365,000	SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.500%, 8/20/2032(a)	3,259,133
1,669,038	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	1,405,931
526,528	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037(a)	488,886
1,491,112	Sierra Timeshare Receivables Funding LLC, Series 2023-1A, Class C, 7.000%, 1/20/2040(a)	1,467,735
1,914,189	Sierra Timeshare Receivables Funding LLC, Series 2023-2A, Class C, 7.300%, 4/20/2040(a)	1,894,605
190,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28 day Auction Rate Security, 8.943%, 9/15/2032(c)	189,890
570,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28 day Auction Rate Security, 8.939%, 9/15/2032(c)	557,188
10,413,491	Sunnova Helios X Issuer LLC, Series 2022-C, Class A, 5.300%, 11/22/2049(a)	9,926,755
8,684,385	Sunnova Helios XI Issuer LLC, Series 2023-A, Class B, 5.600%, 5/20/2050(a)	8,164,659
3,039,604	Sunnova Helios XII Issuer LLC, Series 2023-B, Class B, 5.600%, 8/22/2050(a)	2,831,166
2,982,412	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042(a)	2,397,472
3,213,800	Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750%, 9/15/2043(a)(b)	2,707,755
3,145,956	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	2,522,771
2,469,663	Willis Engine Structured Trust VI, Series 2021-A, Class B, 5.438%, 5/15/2046(a)	1,823,848
		234,953,397
	ABS Student Loan — 0.4%
509,201	College Avenue Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051(a)	455,079
2,251,910	Commonbond Student Loan Trust, Series 2020-1, Class A, 1.690%, 10/25/2051(a)	1,898,806
1,949,780	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.800%, 11/25/2045(a)	1,687,482
2,830,502	ELFI Graduate Loan Program LLC, Series 2019-A, Class A, 2.540%, 3/25/2044(a)	2,506,358
3,983,554	Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.400%, 11/25/2050(a)	3,596,583
677,096	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	612,883
2,822,896	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069(a)	2,441,842
560,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069(a)	392,074
2,105,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069(a)	1,342,851
4,790,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070(a)	2,934,701
Principal Amount	Description	Value (†)

	ABS Student Loan — continued
$303,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28 day Auction Rate Security, 8.941%, 6/15/2032(c)	$296,182
243,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28 day Auction Rate Security, 8.939%, 6/15/2032(c)	237,533
477,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28 day Auction Rate Security, 8.942%, 3/15/2033(c)	472,742
323,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28 day Auction Rate Security, 8.938%, 3/15/2033(c)	314,974
2,394,879	SMB Private Education Loan Trust, Series 2015-C, Class B, 3.500%, 9/15/2043(a)	2,295,959
565,000	SMB Private Education Loan Trust, Series 2018-B, Class B, 4.000%, 7/15/2042(a)	507,597
1,525,000	SMB Private Education Loan Trust, Series 2018-C, Class B, 4.000%, 11/17/2042(a)	1,373,614
4,540,998	SMB Private Education Loan Trust, Series 2019-A, Class A2A, 3.440%, 7/15/2036(a)	4,325,648
7,726,164	SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.840%, 6/15/2037(a)	7,219,785
629,460	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037(a)	578,400
4,205,000	SMB Private Education Loan Trust, Series 2023-C, Class B, 6.360%, 11/15/2052(a)	4,116,918
		39,608,011
	ABS Whole Business — 0.8%
14,995,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	14,782,506
2,822,715	Domino's Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 7/25/2047(a)	2,611,423
5,058,728	Domino's Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048(a)	4,696,174
1,307,575	Domino's Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/2049(a)	1,131,362
6,505,263	Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.662%, 4/25/2051(a)	5,483,865
12,017,875	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052(a)	11,049,403
3,895,000	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048(a)	3,733,424
2,458,225	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	2,065,101
17,395,100	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051(a)	15,554,298
6,567,415	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.540%, 2/25/2044(a)	6,503,336
2,426,938	Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/2048(a)	2,172,917
		69,783,809
	Aerospace & Defense — 0.8%
13,620,000	BAE Systems PLC, 3.400%, 4/15/2030(a)	11,860,016
17,165,000	Embraer Netherlands Finance BV, 7.000%, 7/28/2030(a)	17,026,920
6,885,000	Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	6,649,983
4,245,000	Huntington Ingalls Industries, Inc., 4.200%, 5/01/2030	3,839,075
5,005,000	Textron, Inc., 2.450%, 3/15/2031	3,977,044
29,075,000	Textron, Inc., 3.000%, 6/01/2030	24,465,612
		67,818,650

Principal Amount	Description	Value (†)

	Airlines — 0.7%
$4,850,558	American Airlines Pass-Through Trust, Series 2016-1, Class B, 5.250%, 7/15/2025	$4,802,489
10,792,906	American Airlines Pass-Through Trust, Series 2016-3, Class A, 3.250%, 4/15/2030	9,233,284
1,053,476	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	984,273
4,627,962	American Airlines Pass-Through Trust, Series 2017-2, Class A, 3.600%, 4/15/2031	4,015,449
2,204,837	American Airlines Pass-Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	2,093,674
13,971,831	American Airlines Pass-Through Trust, Series 2019-1, Class B, 3.850%, 8/15/2029	12,306,529
4,412,882	British Airways Pass-Through Trust, Series 2019-1, Class A, 3.350%, 12/15/2030(a)	3,908,931
4,520,357	United Airlines Pass-Through Trust, Series 20-1, Class A, 5.875%, 4/15/2029	4,477,685
2,160,915	United Airlines Pass-Through Trust, Series 2018-1, Class A, 3.700%, 9/01/2031	1,851,020
20,665,000	United Airlines Pass-Through Trust, Series 2023-1, Class A, 5.800%, 7/15/2037	20,094,233
		63,767,567
	Apartment REITs — 0.0%
2,185,000	American Homes 4 Rent LP, 2.375%, 7/15/2031	1,665,909
	Automotive — 1.6%
25,580,000	American Honda Finance Corp., MTN, 0.550%, 7/12/2024	24,596,242
4,895,000	Aptiv PLC/Aptiv Corp., 3.250%, 3/01/2032	4,013,101
5,274,000	Cummins, Inc., 6.750%, 2/15/2027	5,455,240
13,060,000	Daimler Truck Finance North America LLC, 5.500%, 9/20/2033(a)	12,383,237
9,966,000	General Motors Co., 5.200%, 4/01/2045	7,748,725
16,870,000	General Motors Co., 5.400%, 4/01/2048	13,324,894
4,295,000	General Motors Co., 5.600%, 10/15/2032	4,010,051
200,000	General Motors Co., 5.950%, 4/01/2049	169,634
9,600,000	General Motors Co., 6.250%, 10/02/2043	8,601,040
2,025,000	General Motors Financial Co., Inc., 3.100%, 1/12/2032	1,566,706
360,000	General Motors Financial Co., Inc., 5.850%, 4/06/2030	344,834
31,570,000	General Motors Financial Co., Inc., 6.000%, 1/09/2028	31,183,517
4,480,000	General Motors Financial Co., Inc., 6.400%, 1/09/2033	4,375,189
24,360,000	Volkswagen Group of America Finance LLC, 0.875%, 11/22/2023(a)	24,195,686
2,895,000	Volkswagen Group of America Finance LLC, 3.350%, 5/13/2025(a)	2,774,252
		144,742,348
	Banking — 10.8%
4,425,000	AIB Group PLC, (fixed rate to 9/13/2028, variable rate thereafter), 6.608%, 9/13/2029(a)	4,406,598
5,125,000	Ally Financial, Inc., 2.200%, 11/02/2028	4,049,377
27,951,000	Ally Financial, Inc., 4.625%, 3/30/2025	26,988,345
1,468,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,481,001
11,790,000	American Express Co., 5.850%, 11/05/2027	11,875,100
4,360,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	3,890,179
10,155,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.375%, 4/17/2025(a)	9,980,894
5,800,000	Banco Santander SA, 2.749%, 12/03/2030	4,321,871
Principal Amount	Description	Value (†)

	Banking — continued
$49,304,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	$44,228,082
58,160,000	Bank of America Corp., (fixed rate to 9/15/2033, variable rate thereafter), 5.872%, 9/15/2034	56,600,185
11,022,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	8,020,465
100,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	94,996
4,210,000	Bank of America Corp., MTN, (fixed rate to 7/22/2032, variable rate thereafter), 5.015%, 7/22/2033	3,873,390
25,627,000	Bank of America Corp., Series L, 4.183%, 11/25/2027	23,822,886
24,260,000	Barclays PLC, (fixed rate to 11/24/2026, variable rate thereafter), 2.279%, 11/24/2027	21,374,667
13,685,000	Barclays PLC, (fixed rate to 5/09/2033, variable rate thereafter), 6.224%, 5/09/2034	12,963,656
4,287,000	Barclays PLC, (fixed rate to 6/20/2029, variable rate thereafter), 5.088%, 6/20/2030	3,831,241
41,135,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	31,760,791
3,335,000	BBVA Bancomer SA, 1.875%, 9/18/2025(a)	3,059,574
14,045,000	BNP Paribas SA, (fixed rate to 1/20/2027, variable rate thereafter), 2.591%, 1/20/2028(a)	12,512,720
22,500,000	BNP Paribas SA, (fixed rate to 3/01/2028, variable rate thereafter), 4.375%, 3/01/2033(a)	19,974,779
12,845,000	CaixaBank SA, (fixed rate to 9/13/2033, variable rate thereafter), 6.840%, 9/13/2034(a)	12,595,550
460,000	Capital One Financial Corp., 4.200%, 10/29/2025	438,631
1,230,000	Citigroup, Inc., 4.125%, 7/25/2028	1,119,065
30,355,000	Citigroup, Inc., (fixed rate to 9/29/2025, variable rate thereafter), 5.610%, 9/29/2026	30,046,362
7,155,000	Credit Agricole SA, (fixed rate to 1/10/2028, variable rate thereafter), 4.000%, 1/10/2033(a)	6,344,267
14,970,000	Credit Suisse AG, MTN, 3.700%, 2/21/2025	14,430,549
14,200,000	Danske Bank AS, 5.375%, 1/12/2024(a)	14,143,128
3,390,000	Danske Bank AS, (fixed rate to 12/20/2024, variable rate thereafter), 3.244%, 12/20/2025(a)	3,246,508
4,690,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	3,491,207
2,640,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	2,252,272
6,235,000	Deutsche Bank AG, (fixed rate to 9/18/2030, variable rate thereafter), 3.547%, 9/18/2031	5,026,688
19,755,000	Deutsche Bank AG, Series E, 0.962%, 11/08/2023	19,637,086
4,980,000	Goldman Sachs Group, Inc., (fixed rate to 2/24/2032, variable rate thereafter), 3.102%, 2/24/2033	3,982,540
61,445,000	Goldman Sachs Group, Inc., (fixed rate to 8/23/2027, variable rate thereafter), 4.482%, 8/23/2028	58,158,369
11,115,000	Goldman Sachs Group, Inc., (fixed rate to 9/10/2026, variable rate thereafter), 1.542%, 9/10/2027	9,730,404
19,485,000	HSBC Holdings PLC, (fixed rate to 3/09/2028, variable rate thereafter), 6.161%, 3/09/2029	19,289,029
6,325,000	ING Groep NV, (fixed rate to 9/11/2033, variable rate thereafter), 6.114%, 9/11/2034	6,142,280
8,460,000	Intesa Sanpaolo SpA, 6.625%, 6/20/2033(a)	7,950,115
70,245,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	66,763,578
28,715,000	JPMorgan Chase & Co., (fixed rate to 3/24/2030, variable rate thereafter), 4.493%, 3/24/2031	26,292,065
12,025,000	JPMorgan Chase & Co., (fixed rate to 4/22/2026, variable rate thereafter), 1.578%, 4/22/2027	10,731,491

Principal Amount	Description	Value (†)

	Banking — continued
$4,230,000	JPMorgan Chase & Co., (fixed rate to 7/25/2032, variable rate thereafter), 4.912%, 7/25/2033	$3,891,810
100,000	KeyBank NA, 6.950%, 2/01/2028	96,825
25,937,000	Mitsubishi UFJ Financial Group, Inc., 3.850%, 3/01/2026	24,782,687
18,930,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	17,693,416
3,775,000	Morgan Stanley, (fixed rate to 10/18/2032, variable rate thereafter), 6.342%, 10/18/2033	3,796,514
36,610,000	Morgan Stanley, (fixed rate to 2/01/2028, variable rate thereafter), 5.123%, 2/01/2029	35,256,004
11,262,000	Morgan Stanley, (fixed rate to 4/28/2025, variable rate thereafter), 2.188%, 4/28/2026	10,579,439
6,640,000	Morgan Stanley, MTN, (fixed rate to 7/21/2033, variable rate thereafter), 5.424%, 7/21/2034	6,263,458
25,560,000	Nationwide Building Society, 0.550%, 1/22/2024(a)	25,135,704
7,340,000	NatWest Group PLC, (fixed rate to 9/30/2027, variable rate thereafter), 5.516%, 9/30/2028	7,102,291
15,160,000	Santander Holdings USA, Inc., 3.244%, 10/05/2026	13,732,940
20,295,000	Societe Generale SA, 4.250%, 4/14/2025(a)	19,499,436
11,950,000	Societe Generale SA, (fixed rate to 7/08/2030, variable rate thereafter), 3.653%, 7/08/2035(a)	9,402,435
46,970,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036(a)	35,661,116
26,765,000	Standard Chartered PLC, (fixed rate to 4/01/2030, variable rate thereafter), 4.644%, 4/01/2031(a)	24,078,726
11,923,000	Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	11,029,140
13,965,000	Sumitomo Mitsui Financial Group, Inc., 5.464%, 1/13/2026	13,826,020
3,270,000	Synchrony Bank, 5.400%, 8/22/2025	3,145,675
9,645,000	Synchrony Bank, 5.625%, 8/23/2027	8,957,408
3,865,000	Synchrony Financial, 4.375%, 3/19/2024	3,817,649
250,000	UBS Group AG, (fixed rate to 1/12/2028, variable rate thereafter), 3.869%, 1/12/2029(a)	226,446
8,810,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	10,173,916
1,675,000	UBS Group AG, (fixed rate to 6/05/2025, variable rate thereafter), 2.193%, 6/05/2026(a)	1,557,849
12,730,000	UBS Group AG, (fixed rate to 7/15/2025, variable rate thereafter), 6.373%, 7/15/2026(a)	12,682,016
11,410,000	UBS Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028(a)	11,388,207
24,120,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(a)	23,893,272
5,578,000	UniCredit SpA, (fixed rate to 6/03/2026, variable rate thereafter), 1.982%, 6/03/2027(a)	4,927,445
4,125,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	3,458,005
		976,977,830
	Brokerage — 0.4%
6,810,000	Jefferies Financial Group, Inc., 5.875%, 7/21/2028	6,664,501
19,498,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	19,164,571
8,760,000	Jefferies Financial Group, Inc., 6.450%, 6/08/2027	8,818,566
		34,647,638
	Building Materials — 1.1%
58,340,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	48,866,474
16,180,000	Cemex SAB de CV, 5.200%, 9/17/2030(a)	14,870,739
5,955,000	Cemex SAB de CV, 5.450%, 11/19/2029(a)	5,641,259
Principal Amount	Description	Value (†)

	Building Materials — continued
$3,285,000	Ferguson Finance PLC, 3.250%, 6/02/2030(a)	$2,784,357
23,975,000	Owens Corning, 7.000%, 12/01/2036	25,304,037
		97,466,866
	Cable Satellite — 1.5%
1,110,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(a)	817,269
6,970,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	5,079,556
8,340,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	6,504,007
24,760,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	14,044,967
1,790,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	1,522,464
12,605,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 12/01/2061	7,765,914
28,090,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.800%, 3/01/2050	19,642,381
19,240,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	13,110,856
4,204,000	CSC Holdings LLC, 4.125%, 12/01/2030(a)	2,975,230
2,275,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	1,610,197
38,005,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	20,205,480
910,000	CSC Holdings LLC, 5.000%, 11/15/2031(a)	487,739
1,035,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	579,906
1,534,000	CSC Holdings LLC, 6.500%, 2/01/2029(a)	1,270,821
3,270,000	DISH DBS Corp., 5.125%, 6/01/2029	1,812,823
9,616,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	8,172,166
6,160,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	4,735,500
2,921,000	Sirius XM Radio, Inc., 5.000%, 8/01/2027(a)	2,668,041
2,030,000	Sirius XM Radio, Inc., 5.500%, 7/01/2029(a)	1,795,497
17,891,000	Time Warner Cable LLC, 4.500%, 9/15/2042	12,395,220
15,815,000	Time Warner Cable LLC, 5.500%, 9/01/2041	12,371,016
		139,567,050
	Chemicals — 0.6%
9,180,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030(a)	7,481,957
6,060,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050(a)	4,364,932
2,240,000	Celanese U.S. Holdings LLC, 6.330%, 7/15/2029	2,195,673
1,645,000	Celanese U.S. Holdings LLC, 6.379%, 7/15/2032	1,584,994
6,850,000	Celanese U.S. Holdings LLC, 6.700%, 11/15/2033	6,667,889
27,205,000	CF Industries, Inc., 4.500%, 12/01/2026(a)	26,030,506
3,740,000	FMC Corp., 3.450%, 10/01/2029	3,149,367
		51,475,318
	Construction Machinery — 0.5%
2,470,000	Ashtead Capital, Inc., 5.500%, 8/11/2032(a)	2,282,157
5,305,000	Ashtead Capital, Inc., 5.550%, 5/30/2033(a)	4,921,638
5,270,000	Ashtead Capital, Inc., 5.950%, 10/15/2033(a)	5,003,114
23,395,000	Caterpillar Financial Services Corp., MTN, 0.950%, 1/10/2024	23,096,326
5,730,000	John Deere Capital Corp., MTN, 0.900%, 1/10/2024	5,656,284
8,900,000	John Deere Capital Corp., MTN, 1.250%, 1/10/2025	8,433,643
		49,393,162

Principal Amount	Description	Value (†)

	Consumer Cyclical Services — 0.9%
$26,845,000	Expedia Group, Inc., 2.950%, 3/15/2031	$21,627,535
34,931,000	Expedia Group, Inc., 3.250%, 2/15/2030	29,544,751
6,030,000	Uber Technologies, Inc., 4.500%, 8/15/2029(a)	5,389,956
8,430,000	Uber Technologies, Inc., 6.250%, 1/15/2028(a)	8,243,402
5,015,000	Uber Technologies, Inc., 7.500%, 9/15/2027(a)	5,056,644
7,805,000	Uber Technologies, Inc., 8.000%, 11/01/2026(a)	7,896,748
		77,759,036
	Consumer Products — 0.1%
7,458,000	Hasbro, Inc., 6.600%, 7/15/2028	7,592,919
767,000	Natura Cosmeticos SA, 4.125%, 5/03/2028(a)	658,645
		8,251,564
	Diversified Manufacturing — 0.4%
4,113,000	GE Capital Funding LLC, 4.550%, 5/15/2032	3,790,876
2,460,000	Ingersoll Rand, Inc., 5.700%, 8/14/2033	2,374,184
2,965,000	Nordson Corp., 5.600%, 9/15/2028	2,936,534
3,990,000	Nordson Corp., 5.800%, 9/15/2033	3,897,417
24,175,000	Veralto Corp., 5.450%, 9/18/2033(a)	23,389,793
		36,388,804
	Electric — 1.2%
7,435,000	AES Corp., 2.450%, 1/15/2031	5,718,002
3,695,000	AES Corp., 3.950%, 7/15/2030(a)	3,184,794
13,410,906	Alta Wind Holdings LLC, 7.000%, 6/30/2035(a)	12,042,104
11,318,000	Calpine Corp., 3.750%, 3/01/2031(a)	9,118,047
13,025,000	Enel Finance International NV, 6.000%, 10/07/2039(a)	12,107,193
9,007,000	Enel Finance International NV, 6.800%, 9/15/2037(a)	9,082,931
2,355,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030	2,065,394
9,641,000	NRG Energy, Inc., 4.450%, 6/15/2029(a)	8,361,087
6,185,000	Pacific Gas & Electric Co., 3.250%, 6/01/2031	4,915,121
7,265,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	4,916,200
4,540,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	4,013,172
2,050,000	Pacific Gas & Electric Co., 5.450%, 6/15/2027	1,972,982
9,000,000	Southern California Edison Co., 5.300%, 3/01/2028	8,883,039
10,600,000	Southern Co., 5.700%, 3/15/2034	10,381,037
10,835,000	Vistra Operations Co. LLC, 3.700%, 1/30/2027(a)	9,882,909
		106,644,012
	Finance Companies — 4.2%
26,609,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	22,816,637
18,918,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	15,038,142
8,057,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	6,232,261
860,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.650%, 7/21/2027	780,650
6,084,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.750%, 6/06/2028	5,943,884
13,515,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.150%, 9/30/2030	13,311,740
4,995,000	Air Lease Corp., 3.125%, 12/01/2030	4,067,244
2,235,000	Air Lease Corp., 3.250%, 10/01/2029	1,901,457
10,270,000	Air Lease Corp., 3.375%, 7/01/2025	9,756,441
340,000	Air Lease Corp., 4.625%, 10/01/2028	315,017
6,791,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	5,585,555
12,430,000	Aircastle Ltd., 4.125%, 5/01/2024	12,252,071
18,295,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	17,941,510
10,260,000	Ares Capital Corp., 2.875%, 6/15/2028	8,581,381
14,460,000	Ares Capital Corp., 3.200%, 11/15/2031	11,063,991
7,560,000	Aviation Capital Group LLC, 1.950%, 1/30/2026(a)	6,796,778
Principal Amount	Description	Value (†)

	Finance Companies — continued
$7,510,000	Aviation Capital Group LLC, 5.500%, 12/15/2024(a)	$7,382,978
6,475,000	Aviation Capital Group LLC, 6.250%, 4/15/2028(a)	6,324,586
14,460,000	Aviation Capital Group LLC, 6.375%, 7/15/2030(a)	14,002,843
8,135,000	Barings BDC, Inc., 3.300%, 11/23/2026	7,137,536
27,825,000	Blackstone Secured Lending Fund, 2.125%, 2/15/2027	23,590,987
10,036,000	Blue Owl Capital Corp., 2.625%, 1/15/2027	8,619,433
32,846,000	Blue Owl Capital Corp., 2.875%, 6/11/2028	27,008,439
13,940,000	Blue Owl Technology Finance Corp., 2.500%, 1/15/2027	11,703,746
20,360,000	GATX Corp., 5.450%, 9/15/2033	19,106,871
1,805,000	GATX Corp., 6.050%, 3/15/2034	1,762,734
3,680,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	3,168,815
29,600,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(a)	26,068,424
25,570,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	21,139,622
7,445,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029	6,155,044
28,285,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	22,553,610
25,002,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	18,881,086
12,180,000	SMBC Aviation Capital Finance DAC, 5.450%, 5/03/2028(a)	11,770,906
		378,762,419
	Financial Other — 0.0%
2,310,000	CIFI Holdings Group Co. Ltd., 6.000%, 7/16/2025(d)	154,562
720,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024(d)	47,664
6,220,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031	386,946
1,110,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	887,622
2,050,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(d)	102,500
3,445,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(d)	172,250
6,065,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(d)	242,600
400,000	Shimao Group Holdings Ltd., 4.600%, 7/13/2030(d)	13,808
3,495,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022(d)	131,028
4,345,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(d)	130,350
3,780,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(d)	150,255
1,265,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(d)	50,600
5,120,000	Times China Holdings Ltd., 5.750%, 1/14/2027(d)	153,600
1,835,000	Times China Holdings Ltd., 6.200%, 3/22/2026(d)	55,050
1,415,000	Times China Holdings Ltd., 6.750%, 7/08/2025(d)	42,450
		2,721,285
	Food & Beverage — 0.5%
19,005,000	Bacardi Ltd./Bacardi-Martini BV, 5.400%, 6/15/2033(a)	17,808,166
4,895,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.000%, 2/02/2029	4,107,824
3,625,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.750%, 12/01/2031	2,903,770

Principal Amount	Description	Value (†)

	Food & Beverage — continued
$10,660,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.500%, 1/15/2030	$9,951,508
13,590,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	10,509,178
2,065,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	1,722,633
1,920,000	Smithfield Foods, Inc., 3.000%, 10/15/2030(a)	1,467,665
		48,470,744
	Gaming — 0.7%
14,625,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031(a)	11,443,372
4,880,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	3,787,313
4,380,000	VICI Properties LP, 5.125%, 5/15/2032	3,920,421
5,278,000	VICI Properties LP/VICI Note Co., Inc., 3.875%, 2/15/2029(a)	4,560,790
21,330,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026(a)	19,874,251
7,785,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026(a)	7,313,656
6,760,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025(a)	6,528,064
5,560,000	VICI Properties LP/VICI Note Co., Inc., 5.625%, 5/01/2024(a)	5,524,813
		62,952,680
	Government Owned - No Guarantee — 0.3%
8,755,000	Antares Holdings LP, 2.750%, 1/15/2027(a)	7,413,710
12,655,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	10,902,293
10,070,000	Antares Holdings LP, 7.950%, 8/11/2028(a)	10,010,298
2,185,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 8/05/2029(e)	76,693
4,210,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030(e)	138,256
		28,541,250
	Health Care REITs — 0.1%
5,972,000	Welltower OP LLC, 6.500%, 3/15/2041	5,863,793
	Health Insurance — 0.5%
1,370,000	Centene Corp., 2.450%, 7/15/2028	1,157,436
24,555,000	Centene Corp., 2.500%, 3/01/2031	18,863,608
4,145,000	Centene Corp., 2.625%, 8/01/2031	3,174,666
2,520,000	Centene Corp., 3.000%, 10/15/2030	2,032,657
10,030,000	Centene Corp., 3.375%, 2/15/2030	8,365,742
8,750,000	Centene Corp., 4.625%, 12/15/2029	7,880,513
4,380,000	Elevance Health, Inc., 4.100%, 5/15/2032	3,901,312
		45,375,934
	Healthcare — 1.2%
6,325,000	Alcon Finance Corp., 5.375%, 12/06/2032(a)	6,135,111
19,420,000	Cigna Group, 4.375%, 10/15/2028	18,375,398
5,240,000	CVS Health Corp., 1.750%, 8/21/2030	4,032,185
7,210,000	CVS Health Corp., 3.250%, 8/15/2029	6,308,194
3,380,000	CVS Health Corp., 5.250%, 1/30/2031	3,247,580
307,472	CVS Pass-Through Trust, 5.773%, 1/10/2033(a)	296,474
275,785	CVS Pass-Through Trust, 6.036%, 12/10/2028	273,090
9,650,944	CVS Pass-Through Trust, Series 2013, 4.704%, 1/10/2036(a)	8,693,667
1,014,196	CVS Pass-Through Trust, Series 2014, 4.163%, 8/11/2036(a)	867,414
685,000	Encompass Health Corp., 4.750%, 2/01/2030	606,013
5,280,000	HCA, Inc., 2.375%, 7/15/2031	4,041,255
2,671,000	HCA, Inc., 3.500%, 9/01/2030	2,259,734
10,120,000	HCA, Inc., 4.125%, 6/15/2029	9,161,446
16,050,000	HCA, Inc., 4.500%, 2/15/2027	15,321,410
28,645,000	HCA, Inc., 5.500%, 6/01/2033	27,090,248
		106,709,219
Principal Amount	Description	Value (†)

	Home Construction — 0.2%
$5,370,000	MDC Holdings, Inc., 3.966%, 8/06/2061	$2,955,659
12,384,000	MDC Holdings, Inc., 6.000%, 1/15/2043	10,364,533
6,130,000	Meritage Homes Corp., 3.875%, 4/15/2029(a)	5,273,210
		18,593,402
	Independent Energy — 2.8%
6,782,000	Aker BP ASA, 2.000%, 7/15/2026(a)	6,052,841
7,360,000	Aker BP ASA, 3.100%, 7/15/2031(a)	5,890,066
9,925,000	Aker BP ASA, 3.750%, 1/15/2030(a)	8,528,520
16,455,000	Aker BP ASA, 4.000%, 1/15/2031(a)	14,135,273
50,613,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	37,901,502
49,120,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	46,146,044
4,685,000	Diamondback Energy, Inc., 3.125%, 3/24/2031	3,902,518
4,090,000	Diamondback Energy, Inc., 6.250%, 3/15/2033	4,092,334
6,910,000	Energian Israel Finance Ltd., 5.375%, 3/30/2028(a)	6,197,233
9,035,000	Energian Israel Finance Ltd., 5.875%, 3/30/2031(a)	7,835,604
1,625,000	EQT Corp., 3.125%, 5/15/2026(a)	1,503,434
9,675,000	EQT Corp., 3.625%, 5/15/2031(a)	8,184,469
15,955,000	EQT Corp., 3.900%, 10/01/2027	14,757,954
1,970,000	EQT Corp., 5.000%, 1/15/2029	1,851,820
25,820,000	EQT Corp., 5.700%, 4/01/2028	25,305,795
1,461,000	EQT Corp., 6.125%, 2/01/2025	1,455,961
14,690,000	Hess Corp., 4.300%, 4/01/2027	13,953,700
4,675,000	Leviathan Bond Ltd., 6.125%, 6/30/2025(a)	4,546,952
4,030,000	Marathon Oil Corp., 6.800%, 3/15/2032	4,090,785
6,090,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	6,009,734
11,260,000	Ovintiv, Inc., 6.500%, 8/15/2034	11,089,642
1,110,000	Ovintiv, Inc., 7.375%, 11/01/2031	1,163,076
1,750,000	Southwestern Energy Co., 4.750%, 2/01/2032	1,502,005
5,600,000	Var Energi ASA, 7.500%, 1/15/2028(a)	5,746,380
13,015,000	Var Energi ASA, 8.000%, 11/15/2032(a)	13,656,639
		255,500,281
	Industrial Other — 0.3%
22,510,000	Jacobs Engineering Group, Inc., 6.350%, 8/18/2028	22,444,457
	Leisure — 0.4%
520,000	Carnival Corp., 4.000%, 8/01/2028(a)	450,880
11,905,000	Carnival Corp., 5.750%, 3/01/2027(a)	10,776,694
3,075,000	Carnival Corp., 7.000%, 8/15/2029(a)	3,032,031
5,010,000	NCL Corp. Ltd., 5.875%, 3/15/2026(a)	4,625,448
12,330,000	NCL Corp. Ltd., 5.875%, 2/15/2027(a)	11,710,664
4,205,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	3,855,950
		34,451,667
	Life Insurance — 1.6%
11,800,000	Athene Global Funding, 1.608%, 6/29/2026(a)	10,309,819
18,770,000	Athene Global Funding, 1.716%, 1/07/2025(a)	17,619,571
21,550,000	Athene Global Funding, 2.550%, 11/19/2030(a)	16,526,499
7,385,000	Athene Holding Ltd., 3.500%, 1/15/2031	6,016,256
8,255,000	CNO Financial Group, Inc., 5.250%, 5/30/2029	7,783,062
19,600,000	Fidelity & Guaranty Life Holdings, Inc., 5.500%, 5/01/2025(a)	19,134,636
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036(a)	8,816,172
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039(a)	32,672,250
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033(a)	6,372,251

Principal Amount	Description	Value (†)

	Life Insurance — continued
$2,872,000	Penn Mutual Life Insurance Co., 6.650%, 6/15/2034(a)	$2,782,649
14,489,000	Penn Mutual Life Insurance Co., 7.625%, 6/15/2040(a)	15,060,240
		143,093,405
	Local Authorities — 0.1%
14,455,000	Province of Quebec, CN, 0.600%, 7/23/2025	13,297,383
	Lodging — 0.1%
1,795,000	Marriott International, Inc., Series FF, 4.625%, 6/15/2030	1,653,480
3,525,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	2,841,502
975,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	816,952
3,215,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	2,696,581
1,395,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	1,173,921
1,795,000	Travel & Leisure Co., 6.000%, 4/01/2027	1,707,763
235,000	Travel & Leisure Co., 6.625%, 7/31/2026(a)	228,655
		11,118,854
	Media Entertainment — 1.7%
5,195,000	Electronic Arts, Inc., 1.850%, 2/15/2031	4,036,295
2,610,000	iHeartCommunications, Inc., 4.750%, 1/15/2028(a)	1,995,285
8,525,000	iHeartCommunications, Inc., 5.250%, 8/15/2027(a)	6,756,205
27,080,000	Meta Platforms, Inc., 4.950%, 5/15/2033	25,952,086
3,105,000	Netflix, Inc., 4.875%, 4/15/2028	3,008,489
27,310,000	Netflix, Inc., 4.875%, 6/15/2030(a)	25,854,595
15,315,000	Netflix, Inc., 5.375%, 11/15/2029(a)	14,943,324
11,295,000	Netflix, Inc., 5.875%, 11/15/2028	11,358,941
16,970,000	Netflix, Inc., 6.375%, 5/15/2029	17,522,491
11,520,000	Warnermedia Holdings, Inc., 3.755%, 3/15/2027	10,635,466
4,125,000	Warnermedia Holdings, Inc., 4.054%, 3/15/2029	3,675,215
30,385,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	25,791,349
		151,529,741
	Metals & Mining — 3.7%
3,220,000	Alcoa Nederland Holding BV, 4.125%, 3/31/2029(a)	2,849,101
4,390,000	Alcoa Nederland Holding BV, 6.125%, 5/15/2028(a)	4,227,052
550,000	Anglo American Capital PLC, 2.625%, 9/10/2030(a)	439,362
1,325,000	Anglo American Capital PLC, 2.875%, 3/17/2031(a)	1,053,022
6,260,000	Anglo American Capital PLC, 4.000%, 9/11/2027(a)	5,844,743
34,334,000	Anglo American Capital PLC, 4.500%, 3/15/2028(a)	32,353,861
8,785,000	Anglo American Capital PLC, 4.750%, 4/10/2027(a)	8,419,483
11,085,000	Anglo American Capital PLC, 5.500%, 5/02/2033(a)	10,369,614
11,405,000	ArcelorMittal SA, 6.750%, 3/01/2041	10,869,785
15,655,000	ArcelorMittal SA, 6.800%, 11/29/2032	15,547,669
3,363,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026(a)	3,264,416
13,145,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027(a)	12,611,013
1,399,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025(a)	1,396,251
6,325,000	FMG Resources August 2006 Pty. Ltd., 4.375%, 4/01/2031(a)	5,204,149
9,940,000	FMG Resources August 2006 Pty. Ltd., 4.500%, 9/15/2027(a)	8,995,700
Principal Amount	Description	Value (†)

	Metals & Mining — continued
$4,740,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	$4,188,275
2,080,000	Freeport-McMoRan, Inc., 4.625%, 8/01/2030	1,874,032
10,045,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	7,942,782
7,820,000	Glencore Funding LLC, 2.625%, 9/23/2031(a)	6,035,613
6,704,000	Glencore Funding LLC, 2.850%, 4/27/2031(a)	5,319,713
7,688,000	Glencore Funding LLC, 3.875%, 10/27/2027(a)	7,113,168
39,092,000	Glencore Funding LLC, 4.000%, 3/27/2027(a)	36,693,863
14,940,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	14,166,545
31,520,000	Glencore Funding LLC, 6.125%, 10/06/2028(a)	31,465,896
30,235,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	30,153,604
56,980,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	56,879,463
4,280,000	Newcrest Finance Pty. Ltd., 3.250%, 5/13/2030(a)	3,638,993
1,855,000	Reliance Steel & Aluminum Co., 2.150%, 8/15/2030	1,457,328
4,710,000	Steel Dynamics, Inc., 3.250%, 1/15/2031	3,986,698
2,010,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026(a)	1,147,279
		335,508,473
	Midstream — 2.8%
5,562,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	4,420,666
26,995,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	23,078,997
3,122,000	Cheniere Energy Partners LP, 4.500%, 10/01/2029	2,826,887
10,500,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033(a)	10,126,935
13,555,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	10,936,333
3,045,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	2,900,871
650,000	DCP Midstream Operating LP, 6.450%, 11/03/2036(a)	639,113
25,810,000	Enbridge, Inc., 5.700%, 3/08/2033	24,725,944
7,000,000	Energy Transfer LP, 4.950%, 6/15/2028	6,699,127
6,405,000	Energy Transfer LP, 5.250%, 4/15/2029	6,141,334
40,895,000	Energy Transfer LP, 5.750%, 2/15/2033	39,310,863
6,225,000	EnLink Midstream LLC, 6.500%, 9/01/2030(a)	6,039,308
4,080,000	Enterprise Products Operating LLC, 5.350%, 1/31/2033	3,988,803
1,435,000	Gray Oak Pipeline LLC, 3.450%, 10/15/2027(a)	1,271,311
14,040,000	MPLX LP, 4.250%, 12/01/2027	13,187,985
4,355,000	MPLX LP, 5.000%, 3/01/2033	3,968,436
85,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(a)	87,427
3,710,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	3,186,695
1,385,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	984,096
12,445,000	Sabine Pass Liquefaction LLC, 4.500%, 5/15/2030	11,412,822
810,000	Targa Resources Corp., 5.200%, 7/01/2027	793,737
16,685,000	Targa Resources Corp., 6.125%, 3/15/2033	16,356,311
4,825,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	4,051,504
1,955,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	1,750,995
1,975,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	1,848,426
7,095,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	5,508,736
13,365,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	10,967,598
3,175,000	Venture Global Calcasieu Pass LLC, 6.250%, 1/15/2030(a)	3,028,536
2,170,000	Western Midstream Operating LP, 4.050%, 2/01/2030	1,896,780
2,870,000	Western Midstream Operating LP, 5.250%, 2/01/2050	2,235,828

Principal Amount	Description	Value (†)

	Midstream — continued
$5,070,000	Western Midstream Operating LP, 5.300%, 3/01/2048	$3,957,349
5,140,000	Western Midstream Operating LP, 5.450%, 4/01/2044	4,143,384
710,000	Western Midstream Operating LP, 5.500%, 8/15/2048	564,534
1,790,000	Western Midstream Operating LP, 6.150%, 4/01/2033	1,726,291
11,620,000	Western Midstream Operating LP, 6.350%, 1/15/2029	11,643,960
4,385,000	Williams Cos., Inc., 4.650%, 8/15/2032	3,988,897
		250,396,819
	Mortgage Related — 0.0%
495	Federal National Mortgage Association, 6.000%, 7/01/2029	497
	Natural Gas — 0.1%
5,225,000	Southern Co. Gas Capital Corp., 5.750%, 9/15/2033	5,122,200
	Non-Agency Commercial Mortgage-Backed Securities — 1.6%
8,625,000	BANK, Series 2021-BN35, Class AS, 2.457%, 6/15/2064	6,441,052
410,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036(a)	331,880
701,728	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030(a)	616,285
4,400,000	BPR Trust, Series 2022-SSP, Class A, 1 mo. USD SOFR + 3.000%, 8.332%, 5/15/2039(a)(c)	4,389,006
8,370,000	BPR Trust, Series 2022-STAR, Class A, 1 mo. USD SOFR + 3.232%, 8.564%, 8/15/2024(a)(c)	8,308,746
65,250	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class AM, 3.416%, 10/15/2045(a)	60,291
644,848	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	532,258
556,103	Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934%, 12/10/2044(b)	500,493
2,010,000	Commercial Mortgage Trust, Series 2012-LC4, Class C, 5.476%, 12/10/2044(b)	1,626,592
370,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	292,210
510,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037(a)	383,888
12,790,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	9,817,374
5,095,000	DBUBS Mortgage Trust, Series 2017-BRBK, Class D, 3.648%, 10/10/2034(a)(b)	4,101,331
9,295,000	DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804%, 9/12/2040(a)	9,257,067
6,507,038	Extended Stay America Trust, Series 2021-ESH, Class B, 1 mo. USD SOFR + 1.494%, 6.827%, 7/15/2038(a)(c)	6,427,381
5,108,871	Extended Stay America Trust, Series 2021-ESH, Class C, 1 mo. USD SOFR + 1.814%, 7.147%, 7/15/2038(a)(c)	5,032,498
8,215,000	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	6,015,563
4,375,000	GS Mortgage Securities Corportation Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033(a)(b)	3,765,186
Principal Amount	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$9,406,000	GS Mortgage Securities Corportation Trust, Series 2013-PEMB, Class D, 3.668%, 3/05/2033(a)(b)	$5,455,482
6,079,000	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(b)	5,056,061
1,540,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034(a)	1,309,000
6,225,955	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.910%, 12/15/2047(a)(b)	5,560,444
340,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.910%, 12/15/2047(a)(b)	273,695
3,031,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A5, 3.598%, 11/15/2048	2,829,882
9,434,721	Med Trust, Series 2021-MDLN, Class B, 1 mo. USD SOFR + 1.564%, 6.897%, 11/15/2038(a)(c)	9,197,860
7,957,809	Med Trust, Series 2021-MDLN, Class C, 1 mo. USD SOFR + 1.914%, 7.247%, 11/15/2038(a)(c)	7,726,659
5,720,546	Med Trust, Series 2021-MDLN, Class D, 1 mo. USD SOFR + 2.114%, 7.447%, 11/15/2038(a)(c)	5,483,597
1,116,009	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.020%, 8/15/2046(b)	1,107,639
1,405,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class C, 5.074%, 10/15/2046(b)	1,333,986
3,456,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.385%, 6/15/2044(a)(b)	2,414,609
881,632	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	727,346
4,735,000	RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A, 3.961%, 1/15/2032(a)(b)	4,657,455
7,345,000	SCOTT Trust, Series 2023-SFS, Class A, 5.910%, 3/15/2040(a)	7,122,770
3,711,059	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.087%, 7/15/2046(b)	3,015,235
2,910,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class AS, 4.020%, 8/15/2050	2,811,530
4,030,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class AS, 3.419%, 11/15/2059	3,587,216
535,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 6.050%, 3/15/2044(a)(b)	152,791
1,362,914	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	1,182,328
4,615,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	3,554,935
1,290,000	WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.204%, 11/15/2047(b)	1,105,848
		143,565,469
	Office REITs — 0.0%
2,085,000	Corporate Office Properties LP, 2.750%, 4/15/2031	1,564,905
	Paper — 0.3%
10,460,000	Suzano Austria GmbH, 3.750%, 1/15/2031	8,597,867
16,595,000	Weyerhaeuser Co., 4.000%, 4/15/2030	14,708,242
2,515,000	WRKCo, Inc., 4.000%, 3/15/2028	2,331,193
		25,637,302
	Pharmaceuticals — 1.0%
4,130,000	Amgen, Inc., 5.250%, 3/02/2033	3,948,110

Principal Amount	Description	Value (†)

	Pharmaceuticals — continued
$2,935,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	$1,669,094
17,300,000	Pfizer Investment Enterprises Pte. Ltd., 4.750%, 5/19/2033	16,353,305
980,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	869,037
11,215,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	9,995,598
35,510,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	22,228,039
6,835,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	6,271,338
3,140,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	2,838,560
4,495,000	Teva Pharmaceutical Finance Netherlands III BV, 6.750%, 3/01/2028	4,414,074
13,080,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	13,250,877
4,885,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	5,053,787
		86,891,819
	Property & Casualty Insurance — 0.3%
16,635,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	14,135,946
3,159,000	SiriusPoint Ltd., 4.600%, 11/01/2026(a)	2,727,607
14,195,000	Stewart Information Services Corp., 3.600%, 11/15/2031	10,431,223
		27,294,776
	Restaurants — 0.1%
5,310,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	4,412,470
1,430,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 6/01/2027(a)	1,358,500
4,800,000	Starbucks Corp., 3.000%, 2/14/2032	3,971,471
2,375,000	Yum! Brands, Inc., 4.750%, 1/15/2030(a)	2,133,273
		11,875,714
	Retail REITs — 0.1%
1,600,000	Brixmor Operating Partnership LP, 2.250%, 4/01/2028	1,347,334
2,280,000	Brixmor Operating Partnership LP, 4.050%, 7/01/2030	1,990,448
6,815,000	Simon Property Group LP, 2.650%, 7/15/2030	5,606,299
		8,944,081
	Retailers — 0.5%
4,890,000	AutoNation, Inc., 3.850%, 3/01/2032	3,974,583
1,960,000	AutoNation, Inc., 4.750%, 6/01/2030	1,765,960
14,585,000	AutoZone, Inc., 4.000%, 4/15/2030	13,140,023
5,620,000	Dollar General Corp., 3.500%, 4/03/2030	4,802,450
5,070,000	Dollar Tree, Inc., 2.650%, 12/01/2031	3,928,994
11,080,000	Lithia Motors, Inc., 3.875%, 6/01/2029(a)	9,332,795
8,064,000	Marks & Spencer PLC, 7.125%, 12/01/2037(a)	7,547,743
3,145,000	Tapestry, Inc., 3.050%, 3/15/2032	2,303,937
		46,796,485
	Supermarkets — 0.0%
325,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	303,748
	Technology — 6.5%
5,095,000	Arrow Electronics, Inc., 2.950%, 2/15/2032	3,983,444
4,625,000	Broadcom, Inc., 2.450%, 2/15/2031(a)	3,614,923
4,210,000	Broadcom, Inc., 2.600%, 2/15/2033(a)	3,139,330
11,996,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	8,746,064
9,915,000	Broadcom, Inc., 3.187%, 11/15/2036(a)	7,118,851
Principal Amount	Description	Value (†)

	Technology — continued
$7,555,000	Broadcom, Inc., 3.419%, 4/15/2033(a)	$6,042,916
6,925,000	Broadcom, Inc., 3.469%, 4/15/2034(a)	5,438,973
8,265,000	Broadcom, Inc., 4.150%, 11/15/2030	7,320,579
3,685,000	Broadcom, Inc., 4.150%, 4/15/2032(a)	3,197,895
40,885,000	Broadcom, Inc., 4.300%, 11/15/2032	35,669,674
2,755,000	CDW LLC/CDW Finance Corp., 2.670%, 12/01/2026	2,484,749
4,190,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	3,572,771
20,662,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	17,826,554
37,365,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	30,775,309
10,970,000	CDW LLC/CDW Finance Corp., 4.250%, 4/01/2028	9,999,374
1,620,000	CommScope Technologies LLC, 5.000%, 3/15/2027(a)	919,431
3,095,000	CommScope, Inc., 4.750%, 9/01/2029(a)	2,276,510
3,900,000	CommScope, Inc., 6.000%, 3/01/2026(a)	3,639,593
5,825,000	CommScope, Inc., 7.125%, 7/01/2028(a)	3,485,156
4,210,000	Dell International LLC/EMC Corp., 5.750%, 2/01/2033	4,090,537
30,015,000	Entegris Escrow Corp., 4.750%, 4/15/2029(a)	26,983,734
10,115,000	Equinix, Inc., 2.150%, 7/15/2030	7,944,641
17,195,000	Equinix, Inc., 3.200%, 11/18/2029	14,724,706
34,695,000	Fiserv, Inc., 5.625%, 8/21/2033	33,617,508
5,730,000	Flex Ltd., 6.000%, 1/15/2028	5,700,822
1,680,000	Gartner, Inc., 3.625%, 6/15/2029(a)	1,437,194
9,873,000	Global Payments, Inc., 2.900%, 5/15/2030	8,094,148
10,714,000	Global Payments, Inc., 2.900%, 11/15/2031	8,404,826
3,705,000	Global Payments, Inc., 5.300%, 8/15/2029	3,533,258
8,125,000	Global Payments, Inc., 5.400%, 8/15/2032	7,615,984
5,320,000	Jabil, Inc., 1.700%, 4/15/2026	4,779,102
4,610,000	Jabil, Inc., 3.000%, 1/15/2031	3,735,206
16,735,000	KLA Corp., 5.650%, 11/01/2034	16,463,742
6,085,000	Leidos, Inc., 2.300%, 2/15/2031	4,679,535
20,118,000	Leidos, Inc., 5.750%, 3/15/2033	19,280,295
7,480,000	Marvell Technology, Inc., 2.450%, 4/15/2028	6,461,279
6,390,000	Marvell Technology, Inc., 2.950%, 4/15/2031	5,169,646
2,330,000	Marvell Technology, Inc., 5.950%, 9/15/2033	2,286,924
11,425,000	Microchip Technology, Inc., 0.983%, 9/01/2024	10,906,436
14,735,000	Micron Technology, Inc., 2.703%, 4/15/2032	11,253,293
25,479,000	Micron Technology, Inc., 4.663%, 2/15/2030	23,186,539
10,622,000	Micron Technology, Inc., 5.327%, 2/06/2029	10,237,391
12,445,000	Micron Technology, Inc., 5.875%, 2/09/2033	11,888,235
37,860,000	Micron Technology, Inc., 5.875%, 9/15/2033	36,059,932
4,135,000	Motorola Solutions, Inc., 5.600%, 6/01/2032	3,955,772
5,085,000	Open Text Corp., 6.900%, 12/01/2027(a)	5,096,573
4,780,000	Oracle Corp., 2.950%, 4/01/2030	4,022,305
25,480,000	Oracle Corp., 3.600%, 4/01/2050	16,481,802
6,765,000	Oracle Corp., 6.150%, 11/09/2029	6,867,513
10,585,000	Oracle Corp., 6.250%, 11/09/2032	10,715,751
4,402,000	S&P Global, Inc., 4.250%, 5/01/2029	4,155,560
8,685,000	S&P Global, Inc., 5.250%, 9/15/2033(a)	8,465,532
1,740,000	Seagate HDD Cayman, 4.091%, 6/01/2029	1,500,437
3,400,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	2,751,705
4,648,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	4,013,574
3,555,000	SK Hynix, Inc., 6.375%, 1/17/2028(a)	3,548,783
1,770,000	Skyworks Solutions, Inc., 1.800%, 6/01/2026	1,575,639
970,000	SS&C Technologies, Inc., 5.500%, 9/30/2027(a)	915,331
13,665,000	TD SYNNEX Corp., 1.750%, 8/09/2026	12,008,343
18,490,000	Trimble, Inc., 6.100%, 3/15/2033	18,115,174
9,135,000	Verisk Analytics, Inc., 4.125%, 3/15/2029	8,503,263
9,945,000	Verisk Analytics, Inc., 5.750%, 4/01/2033	9,889,223

Principal Amount	Description	Value (†)

	Technology — continued
$2,875,000	VMware, Inc., 2.200%, 8/15/2031	$2,169,565
5,450,000	Western Digital Corp., 2.850%, 2/01/2029	4,375,479
8,330,000	Western Digital Corp., 4.750%, 2/15/2026	7,937,226
		584,851,559
	Transportation Services — 0.4%
17,545,000	ERAC USA Finance LLC, 4.900%, 5/01/2033(a)	16,519,690
16,610,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.050%, 8/01/2028(a)	16,401,642
		32,921,332
	Treasuries — 6.1%
116,070,000	U.S. Treasury Bonds, 2.000%, 11/15/2041	75,323,082
170,890,000	U.S. Treasury Bonds, 2.250%, 2/15/2052	104,870,387
218,545,000	U.S. Treasury Bonds, 3.250%, 5/15/2042	174,153,047
199,245,000	U.S. Treasury Notes, 4.625%, 6/30/2025	197,540,521
		551,887,037
	Wireless — 1.9%
36,125,000	American Tower Corp., 5.500%, 3/15/2028	35,441,789
15,805,000	American Tower Corp., 5.900%, 11/15/2033	15,430,593
4,670,000	Crown Castle, Inc., 5.100%, 5/01/2033	4,317,631
610,000	Sprint Capital Corp., 6.875%, 11/15/2028	629,823
23,985,000	Sprint Capital Corp., 8.750%, 3/15/2032	27,746,951
1,960,000	T-Mobile USA, Inc., 2.400%, 3/15/2029	1,649,274
8,560,000	T-Mobile USA, Inc., 2.700%, 3/15/2032	6,695,941
15,320,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	13,474,547
7,565,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	6,396,732
52,295,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	46,331,851
10,410,000	T-Mobile USA, Inc., 5.750%, 1/15/2034	10,155,185
		168,270,317
	Wirelines — 0.1%
857,000	Level 3 Financing, Inc., 4.625%, 9/15/2027(a)	616,326
5,200,000	Verizon Communications, Inc., 2.355%, 3/15/2032	3,967,384
		4,583,710
	Total Non-Convertible Bonds (Identified Cost $7,113,688,170)	6,500,127,189

Convertible Bonds — 1.4%
	Airlines — 0.1%
9,180,000	Southwest Airlines Co., 1.250%, 5/01/2025	9,111,150
	Cable Satellite — 0.3%
9,050,000	DISH Network Corp., 2.375%, 3/15/2024	8,688,000
35,520,000	DISH Network Corp., 3.375%, 8/15/2026	21,347,520
4,115,000	DISH Network Corp., Zero Coupon, 6.944%–9.514%, 12/15/2025(f)	2,772,234
		32,807,754
	Consumer Cyclical Services — 0.1%
8,630,000	Uber Technologies, Inc., Zero Coupon, 0.000%–4.509%, 12/15/2025(f)	8,058,780
	Electric — 0.2%
20,265,000	PPL Capital Funding, Inc., 2.875%, 3/15/2028(a)	18,441,150
	Healthcare — 0.2%
26,530,000	Teladoc Health, Inc., 1.250%, 6/01/2027	21,141,757
	Pharmaceuticals — 0.4%
5,120,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	4,966,400
26,675,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	26,424,255
2,935,000	Livongo Health, Inc., 0.875%, 6/01/2025	2,680,536
		34,071,191
Principal Amount	Description	Value (†)

	Retailers — 0.1%
$1,440,000	Etsy, Inc., 0.125%, 9/01/2027	$1,152,000
8,815,000	Etsy, Inc., 0.250%, 6/15/2028	6,659,733
		7,811,733
	Total Convertible Bonds (Identified Cost $151,878,890)	131,443,515

Municipals — 0.1%
	Virginia — 0.1%
6,960,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $6,709,376)	5,760,065
	Total Bonds and Notes (Identified Cost $7,272,276,436)	6,637,330,769

Collateralized Loan Obligations — 3.5%
3,285,000	522 Funding CLO Ltd., Series 2018-3A, Class AR, 3 mo. USD SOFR + 1.302%, 6.628%, 10/20/2031(a)(c)	3,262,790
1,585,000	522 Funding CLO Ltd., Series 2021-7A, Class D, 3 mo. USD SOFR + 3.162%, 8.507%, 4/23/2034(a)(c)	1,485,468
5,565,000	AGL CLO 5 Ltd., Series 2020-5A, Class BR, 3 mo. USD SOFR + 1.962%, 7.288%, 7/20/2034(a)(c)	5,506,595
2,505,000	AIMCO CLO 12 Ltd., Series 2020-12A, Class AR, 3 mo. USD SOFR + 1.170%, 6.478%, 1/17/2032(a)(c)	2,490,922
14,785,000	Alinea CLO Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.912%, 7.238%, 7/20/2031(a)(c)	14,669,396
4,650,000	Allegro CLO VIII Ltd., Series 2018-2A, Class B1, 3 mo. USD SOFR + 1.932%, 7.240%, 7/15/2031(a)(c)	4,584,872
7,655,000	Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class AR2, 3 mo. USD SOFR + 1.402%, 6.710%, 7/15/2032(a)(c)	7,607,248
3,520,000	ARES Loan Funding I Ltd., Series 2021-ALFA, Class D, 3 mo. USD SOFR + 3.262%, 8.570%, 10/15/2034(a)(c)	3,367,049
4,075,000	ARES XXXVII CLO Ltd., Series 2015-4A, Class A3R, 3 mo. USD SOFR + 1.762%, 7.070%, 10/15/2030(a)(c)	4,016,524
1,651,667	Atrium XV, Series 15A, Class D, 3 mo. USD SOFR + 3.262%, 8.607%, 1/23/2031(a)(c)	1,616,488
1,170,000	Ballyrock CLO Ltd., Series 2019-2A, Class A2R, 3 mo. USD SOFR + 1.662%, 7.041%, 11/20/2030(a)(c)	1,155,189
5,320,000	Battalion CLO VIII Ltd., Series 2015-8A, Class A2R2, 3 mo. USD SOFR + 1.812%, 7.122%, 7/18/2030(a)(c)	5,254,458
2,525,000	Canyon CLO Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.962%, 7.270%, 7/15/2031(a)(c)	2,495,728
3,920,000	Canyon CLO Ltd., Series 2021-4A, Class B, 3 mo. USD SOFR + 1.962%, 7.270%, 10/15/2034(a)(c)	3,839,248
7,170,000	Carlyle U.S. CLO Ltd., Series 2021-9A, Class B, 3 mo. USD SOFR + 1.912%, 7.238%, 10/20/2034(a)(c)	7,032,358
6,500,000	CIFC Funding Ltd., Series 2014-5A, Class BR2, 3 mo. USD SOFR + 2.062%, 7.370%, 10/17/2031(a)(c)	6,455,930
2,535,000	CIFC Funding Ltd., Series 2017-1A, Class B, 3 mo. USD SOFR + 1.962%, 7.295%, 4/23/2029(a)(c)	2,527,154

Principal Amount	Description	Value (†)

$4,415,000	CIFC Funding Ltd., Series 2021-6A, Class B, 3 mo. USD SOFR + 1.912%, 7.220%, 10/15/2034(a)(c)	$4,337,446
8,720,000	Clover CLO LLC, Series 2018-1A, Class A1R, 3 mo. USD SOFR + 1.382%, 6.708%, 4/20/2032(a)(c)	8,698,863
3,620,000	Clover CLO LLC, Series 2021-2A, Class A, 3 mo. USD SOFR + 1.432%, 6.758%, 7/20/2034(a)(c)	3,590,888
3,335,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3 mo. USD SOFR + 1.662%, 6.970%, 1/15/2031(a)(c)	3,282,917
1,250,000	Galaxy XXV CLO Ltd., Series 2018-25A, Class B, 3 mo. USD SOFR + 1.912%, 7.263%, 10/25/2031(a)(c)	1,233,068
4,465,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class B, 3 mo. USD SOFR + 1.962%, 7.345%, 11/22/2031(a)(c)	4,407,491
5,405,000	GoldenTree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class B1, 3 mo. USD SOFR + 1.812%, 7.138%, 4/20/2030(a)(c)	5,345,902
3,990,000	Golub Capital Partners CLO 41B-R Ltd., Series 2019-41A, Class AR, 3 mo. USD SOFR + 1.582%, 6.908%, 1/20/2034(a)(c)	3,984,905
13,735,000	Hayfin U.S. XII Ltd., Series 2018-8A, Class B, 3 mo. USD SOFR + 1.742%, 7.068%, 4/20/2031(a)(c)	13,482,427
3,545,000	Invesco CLO Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.312%, 8.620%, 4/15/2034(a)(c)	3,421,584
13,180,000	Madison Park Funding XIV Ltd., Series 2014-14A, Class BRR, 3 mo. USD SOFR + 1.962%, 7.307%, 10/22/2030(a)(c)	13,037,379
9,393,998	Madison Park Funding XXV Ltd., Series 2017-25A, Class A1R, 3 mo. USD SOFR + 1.232%, 6.583%, 4/25/2029(a)(c)	9,344,896
4,410,000	Madison Park Funding XXXVII Ltd., Series 2019-37A, Class AR, 3 mo. USD SOFR + 1.332%, 6.640%, 7/15/2033(a)(c)	4,392,250
2,945,000	Magnetite XIV-R Ltd., Series 2015-14RA, Class B, 3 mo. USD SOFR + 1.862%, 7.172%, 10/18/2031(a)(c)	2,904,842
6,060,000	Magnetite XV Ltd., Series 2015-15A, Class AR, 3 mo. USD SOFR + 1.272%, 6.623%, 7/25/2031(a)(c)	6,039,196
13,895,000	Morgan Stanley Eaton Vance CLO Ltd., Series 2022-16A, Class B, 3 mo. USD SOFR + 1.950%, 7.258%, 4/15/2035(a)(c)	13,586,531
545,455	Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class A2R2, 3 mo. USD SOFR + 1.962%, 7.295%, 10/21/2030(a)(c)	538,253
2,105,000	Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class DR, 3 mo. USD SOFR + 3.162%, 8.470%, 4/15/2034(a)(c)	1,999,699
4,395,000	Neuberger Berman Loan Advisers CLO 45 Ltd., Series 2021-45A, Class A, 3 mo. USD SOFR + 1.392%, 6.703%, 10/14/2035(a)(c)	4,356,267
6,205,000	OCP CLO Ltd., Series 2016-12A, Class BR2, 3 mo. USD SOFR + 1.810%, 7.120%, 4/18/2033(a)(c)	6,099,515
14,755,000	OCP CLO Ltd., Series 2020-8RA, Class A2, 3 mo. USD SOFR + 1.812%, 7.120%, 1/17/2032(a)(c)	14,636,119
7,170,000	Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A2, 3 mo. USD SOFR + 1.732%, 7.040%, 4/16/2031(a)(c)	7,078,819
2,000,000	Octagon Investment Partners 26 Ltd., Series 2016-1A, Class BR, 3 mo. USD SOFR + 1.862%, 7.170%, 7/15/2030(a)(c)	1,967,282
Principal Amount	Description	Value (†)

$1,986,282	Octagon Investment Partners 28 Ltd., Series 2016-1A, Class BR, 3 mo. USD SOFR + 2.062%, 7.407%, 10/24/2030(a)(c)	$1,961,364
4,155,000	Octagon Investment Partners 46 Ltd., Series 2020-2A, Class DR, 3 mo. USD SOFR + 3.562%, 8.870%, 7/15/2036(a)(c)	3,829,410
8,760,796	Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, 3 mo. USD SOFR + 1.232%, 6.552%, 7/19/2030(a)(c)	8,722,266
10,050,000	OHA Credit Partners XVI, Series 2021-16A, Class A, 3 mo. USD SOFR + 1.412%, 6.722%, 10/18/2034(a)(c)	10,023,960
1,440,000	Palmer Square CLO Ltd., Series 2015-1A, Class A2R4, 3 mo. USD SOFR + 1.962%, 7.341%, 5/21/2034(a)(c)	1,423,568
8,844,000	Palmer Square CLO Ltd., Series 2021-2A, Class A, 3 mo. USD SOFR + 1.412%, 6.720%, 7/15/2034(a)(c)	8,799,161
3,355,358	Palmer Square Loan Funding Ltd., Series 2021-3A, Class A1, 3 mo. USD SOFR + 1.062%, 6.388%, 7/20/2029(a)(c)	3,339,850
12,875,000	Post CLO Ltd., Series 2022-1A, Class B, 3 mo. USD SOFR + 1.900%, 7.226%, 4/20/2035(a)(c)	12,567,184
19,620,000	Post CLO Ltd., Series 2023-1A, Class A, 3 mo. USD SOFR + 1.950%, 6.829%, 4/20/2036(a)(c)	19,671,973
4,310,000	Rad CLO 15 Ltd., Series 2021-15A, Class B, 3 mo. USD SOFR + 1.912%, 7.238%, 1/20/2034(a)(c)	4,230,446
1,730,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3 mo. USD SOFR + 1.662%, 6.988%, 4/20/2034(a)(c)	1,698,168
1,015,000	Regatta XV Funding Ltd., Series 2018-4A, Class A2, 3 mo. USD SOFR + 2.112%, 7.463%, 10/25/2031(a)(c)	1,003,847
6,680,000	Rockford Tower CLO Ltd., Series 2017-1A, Class DR2A, 3 mo. USD SOFR + 3.512%, 8.838%, 4/20/2034(a)(c)	6,463,314
2,535,710	Venture XXIX CLO Ltd., Series 2017-29A, Class AR, 3 mo. USD SOFR + 1.252%, 6.616%, 9/07/2030(a)(c)	2,520,168
1,830,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3 mo. USD SOFR + 4.012%, 9.338%, 10/20/2034(a)(c)	1,798,668
3,335,000	Voya CLO Ltd., Series 2013-3A, Class A2RR, 3 mo. USD SOFR + 1.961%, 7.271%, 10/18/2031(a)(c)	3,292,312
1,610,000	Voya CLO Ltd., Series 2016-3A, Class A3R, 3 mo. USD SOFR + 2.012%, 7.322%, 10/18/2031(a)(c)	1,571,069
6,235,000	Voya CLO Ltd., Series 2018-3A, Class B, 3 mo. USD SOFR + 1.912%, 7.220%, 10/15/2031(a)(c)	6,115,924
	Total Collateralized Loan Obligations (Identified Cost $313,527,027)	314,166,608

Shares	Description	Value (†)
Preferred Stocks — 0.4%

Convertible Preferred Stocks — 0.4%
	Banking — 0.4%
13,942	Bank of America Corp., Series L, 7.250%	$15,506,432
15,781	Wells Fargo & Co., Series L, Class A, 7.500%	17,595,815
		33,102,247
	Total Preferred Stocks (Identified Cost $41,714,003)	33,102,247

Principal Amount
Senior Loans — 0.1%
	Leisure — 0.1%
$2,917,727	Carnival Corp., 2021 Incremental Term Loan B, 1 mo. USD SOFR + 3.250%, 8.681%, 10/18/2028(c)(g)	2,899,492
3,787,422	Carnival Corp., 2023 Term Loan B, 1 mo. USD SOFR + 3.000%, 8.327%, 8/08/2027(c)(g)	3,773,219
		6,672,711
	Technology — 0.0%
4,735,000	GTCR W Merger Sub LLC, USD Term Loan B, 9/20/2030(h)	4,731,543
	Total Senior Loans (Identified Cost $11,366,998)	11,404,254

Principal Amount	Description	Value (†)

Short-Term Investments — 23.3%
$252,735,357	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/2023 at 2.500% to be repurchased at $252,788,010 on 10/02/2023 collateralized by $259,748,800 U.S. Treasury Note, 4.375% due 8/15/2026 valued at $257,790,097 including accrued interest(i)	$252,735,357
88,670,000	U.S. Treasury Bills, 4.980%, 11/16/2023(j)	88,083,116
171,660,000	U.S. Treasury Bills, 5.101%–5.115%, 12/14/2023(j)(k)	169,815,132
86,515,000	U.S. Treasury Bills, 5.170%, 12/21/2023(j)	85,493,450
331,270,000	U.S. Treasury Bills, 5.190%, 11/24/2023(j)	328,680,906
190,140,000	U.S. Treasury Bills, 5.200%–5.201%, 12/07/2023(j)(k)	188,287,244
326,990,000	U.S. Treasury Bills, 5.215%, 12/28/2023(j)(l)	322,785,998
287,635,000	U.S. Treasury Bills, 5.225%, 1/11/2024(j)	283,356,009
87,385,000	U.S. Treasury Bills, 5.246%, 1/04/2024(j)	86,174,548
135,110,000	U.S. Treasury Bills, 5.252%, 1/18/2024(j)	132,959,724
55,820,000	U.S. Treasury Bills, 5.305%, 3/21/2024(j)	54,409,164
115,365,000	U.S. Treasury Bills, 5.735%, 2/29/2024(j)	112,813,150
	Total Short-Term Investments (Identified Cost $2,105,725,490)	2,105,593,798
	Total Investments — 100.9% (Identified Cost $9,744,609,954)	9,101,597,676
	Other assets less liabilities — (0.9)%	(83,522,318)
	Net Assets — 100.0%	$9,018,075,358

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's net asset value ("NAV") is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the value of Rule 144A holdings amounted to
$3,172,452,700 or 35.2% of net assets.

(b)
Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of September 30, 2023 is disclosed.

(c)	Variable rate security. Rate as of September 30, 2023 is disclosed.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Non-income producing security.
(f)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(g)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.75%, to which the spread is added.
(h)	Position is unsettled. Contract rate was not determined at September 30, 2023 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(i)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of September 30, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(j)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(k)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(l)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

ABS	Asset-Backed Securities
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

REMIC	Real Estate Mortgage Investment Conduit
SLM	Sallie Mae
SOFR	Secured Overnight Financing Rate
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At September 30, 2023, open long futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	12/19/2023	11,585	$1,276,490,063	$1,251,904,063	$(24,586,000)
CBOT 2 Year U.S. Treasury Notes Futures	12/29/2023	7,665	1,557,701,348	1,553,779,340	(3,922,008)
CBOT 5 Year U.S. Treasury Notes Futures	12/29/2023	11,666	1,239,882,797	1,229,122,469	(10,760,328)
CBOT U.S. Long Bond Futures	12/19/2023	15,165	1,817,232,942	1,725,492,656	(91,740,286)
Total					$(131,008,622)

At September 30, 2023, open short futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CME Ultra Long Term U.S. Treasury Bond Futures	12/19/2023	5,051	$636,415,920	$599,490,563	$36,925,357
Ultra 10 Year U.S. Treasury Notes Futures	12/19/2023	9,764	1,118,964,071	1,089,296,250	29,667,821
Total					$66,593,178
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$6,637,330,769	$—	$6,637,330,769
Collateralized Loan Obligations	—	314,166,608	—	314,166,608
Preferred Stocks(a)	33,102,247	—	—	33,102,247
Senior Loans(a)	—	11,404,254	—	11,404,254
Short-Term Investments	—	2,105,593,798	—	2,105,593,798
Total Investments	33,102,247	9,068,495,429	—	9,101,597,676
Futures Contracts (unrealized appreciation)	66,593,178	—	—	66,593,178
Total	$99,695,425	$9,068,495,429	$—	$9,168,190,854

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(131,008,622)	$—	$—	$(131,008,622)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include futures contracts.
The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. As of September 30, 2023, the Fund used futures contracts to manage duration.
The following is a summary of derivative instruments for the Fund, as of September 30, 2023:
Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$66,593,178

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(131,008,622)
The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.
Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
Industry Summary at September 30, 2023 (Unaudited)
Banking	11.2%
Technology	6.5
Treasuries	6.1
Finance Companies	4.2
ABS Home Equity	3.8
Metals & Mining	3.7
ABS Car Loan	3.6
Independent Energy	2.8
Midstream	2.8
ABS Other	2.6
Other Investments, less than 2% each	26.8
Collateralized Loan Obligations	3.5
Short-Term Investments	23.3
Total Investments	100.9
Other assets less liabilities (including futures contracts)	(0.9)
Net Assets	100.0%